Leasing (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule of Operating Lease	Operating leases consisted of the following:
December 31, 2019
Assets
Right-of-use assets	206
Total right-of-use assets	206
Lease liabilities
Current	55
Noncurrent	152
Total lease liabilities	207

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities are as follows:

December 31, 2019
2020	60
2021	44
2022	31
2023	23
2024	17
Thereafter	83
Total future undiscounted cash outflows	258
Effect of discounting	(51)
Total operating lease liabilities	207

Schedule of Operating Lease Term and Discount Rate	Operating lease term and discount rate are as follows:
December 31, 2019
Weighted average remaining lease term (in years)	9.26
Weighted average discount rate	2.79%

Schedule of Operating Lease Cost and Cash Paid	Operating lease cost and cash paid in are as follows:
2019
Operating lease cost	65
Operating lease cash paid	65